DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.2%
Communication Services
— 3.5%
AT&T, Inc.
1,186 30,860
Electronic Arts, Inc.
22 4,445
Fox Corp., Class A
35 2,292
Fox Corp., Class B
27 1,573
Match Group, Inc.
44 1,466
News Corp., Class A
64 1,644
News Corp., Class B
23 677
Omnicom Group, Inc.
52 3,718
Paramount Skydance Corp.,
Class B (a)
37 593
Take-Two Interactive Software,
Inc. *
29 7,136
T-Mobile US, Inc.
37 7,733
Walt Disney Co.
298 31,132
Warner Bros Discovery, Inc. *
417 10,008
(Cost $99,696)
103,277
Consumer Discretionary — 5.1%
Aptiv PLC *
36 2,792
Best Buy Co., Inc.
32 2,537
D.R. Horton, Inc.
47 7,473
Darden Restaurants, Inc.
11 1,975
eBay, Inc.
25 2,070
Ford Motor Co.
648 8,605
General Motors Co.
158 11,616
Hasbro, Inc.
23 1,900
Home Depot, Inc.
92 32,837
LKQ Corp.
48 1,425
Lowe's Cos., Inc.
93 22,551
MGM Resorts International *
33 1,164
NIKE, Inc., Class B
197 12,732
Starbucks Corp.
188 16,377
TJX Cos., Inc.
77 11,698
Tractor Supply Co.
41 2,246
Ulta Beauty, Inc. *
7 3,772
Yum! Brands, Inc.
27 4,137
(Cost $146,771)
147,907
Consumer Staples — 6.6%
Archer-Daniels-Midland Co.
77 4,677
Bunge Global SA
23 2,210
Campbell's Company
33 1,006
Church & Dwight Co., Inc.
41 3,492
Clorox Co.
20 2,159
Coca-Cola Co.
641 46,870
Colgate-Palmolive Co.
75 6,029
Conagra Brands, Inc.
77 1,374
Estee Lauder Cos., Inc., Class A
40 3,763
General Mills, Inc.
89 4,214
Hershey Co.
25 4,702
Number
of Shares Value $
J M Smucker Co.
16 1,667
Kellanova
44 3,680
Keurig Dr Pepper, Inc.
225 6,278
Kimberly-Clark Corp.
54 5,892
Kraft Heinz Co.
136 3,469
Kroger Co.
101 6,795
McCormick & Co., Inc.
45 3,037
Molson Coors Beverage Co.,
Class B
32 1,488
Mondelez International, Inc.,
Class A
215 12,378
PepsiCo, Inc.
227 33,764
Target Corp.
76 6,887
Walmart, Inc.
240 26,522
(Cost $203,525)
192,353
Energy — 7.0%
APA Corp.
54 1,348
Baker Hughes Co.
164 8,233
ConocoPhillips
208 18,447
Devon Energy Corp.
109 4,039
Diamondback Energy, Inc.
30 4,578
EOG Resources, Inc.
91 9,814
EQT Corp.
101 6,147
Expand Energy Corp.
40 4,877
Exxon Mobil Corp.
708 82,071
Halliburton Co.
140 3,671
Kinder Morgan, Inc.
327 8,934
Marathon Petroleum Corp.
49 9,493
Occidental Petroleum Corp.
122 5,124
ONEOK, Inc.
47 3,423
Phillips 66
66 9,039
SLB Ltd.
249 9,024
Valero Energy Corp.
51 9,015
Williams Cos., Inc.
96 5,849
(Cost $197,874)
203,126
Financials — 17.3%
Aflac, Inc.
78 8,604
Allstate Corp.
45 9,584
American International Group,
Inc.
93 7,083
Aon PLC, Class A
17 6,017
Assurant, Inc.
9 2,053
Bank of America Corp.
1,129 60,571
Bank of New York Mellon Corp.
56 6,278
Blackrock, Inc.
24 25,135
Capital One Financial Corp.
106 23,221
Cboe Global Markets, Inc.
17 4,389
Charles Schwab Corp.
283 26,243
Chubb Ltd.
62 18,363
Citigroup, Inc.
305 31,598
Citizens Financial Group, Inc.
71 3,841

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
CME Group, Inc.
59 16,606
FactSet Research Systems, Inc.
3 832
Fidelity National Information
Services, Inc.
88 5,788
Fifth Third Bancorp
105 4,563
Franklin Resources, Inc.
55 1,242
Global Payments, Inc.
42 3,182
Goldman Sachs Group, Inc.
50 41,302
Hartford Insurance Group, Inc.
20 2,741
Huntington Bancshares, Inc.
262 4,271
Intercontinental Exchange, Inc.
46 7,236
Invesco Ltd.
77 1,883
Jack Henry & Associates, Inc.
6 1,047
KeyCorp
156 2,867
M&T Bank Corp.
27 5,136
Marsh & McLennan Cos., Inc.
44 8,072
MetLife, Inc.
92 7,044
Moody's Corp.
12 5,889
Morgan Stanley
111 18,832
Nasdaq, Inc.
44 4,000
Northern Trust Corp.
32 4,203
PayPal Holdings, Inc.
54 3,385
PNC Financial Services Group,
Inc.
65 12,397
Principal Financial Group, Inc.
33 2,799
Prudential Financial, Inc.
58 6,279
Raymond James Financial, Inc.
11 1,722
Regions Financial Corp.
152 3,868
S&P Global, Inc.
27 13,468
State Street Corp.
45 5,356
T. Rowe Price Group, Inc.
37 3,788
Truist Financial Corp.
214 9,951
US Bancorp
258 12,655
Wells Fargo & Co.
531 45,586
Willis Towers Watson PLC
9 2,889
(Cost $452,812)
503,859
Health Care — 16.3%
Abbott Laboratories
289 37,252
AbbVie, Inc.
170 38,709
Agilent Technologies, Inc.
48 7,368
Amgen, Inc.
50 17,273
Baxter International, Inc.
76 1,424
Becton Dickinson & Co.
46 8,925
Biogen, Inc. *
24 4,370
Bristol-Myers Squibb Co.
338 16,630
Cardinal Health, Inc.
41 8,703
Cencora, Inc.
32 11,806
Centene Corp. *
79 3,108
Charles River Laboratories
International, Inc. *
9 1,603
Cigna Group
44 12,200
CVS Health Corp.
210 16,876
Number
of Shares Value $
Danaher Corp.
106 24,039
Edwards Lifesciences Corp. *
99 8,580
Elevance Health, Inc.
37 12,516
GE HealthCare Technologies,
Inc.
76 6,079
Gilead Sciences, Inc.
205 25,797
Humana, Inc.
19 4,670
Incyte Corp. *
11 1,149
IQVIA Holdings, Inc. *
28 6,440
Medtronic PLC
213 22,435
Merck & Co., Inc.
414 43,400
Mettler-Toledo International,
Inc. *
2 2,953
Moderna, Inc. *
55 1,429
Quest Diagnostics, Inc.
19 3,594
Regeneron Pharmaceuticals, Inc.
17 13,263
Revvity, Inc.
19 1,984
Stryker Corp.
26 9,651
Thermo Fisher Scientific, Inc.
63 37,222
UnitedHealth Group, Inc.
150 49,465
Viatris, Inc.
191 2,042
Waters Corp. *
6 2,421
Zoetis, Inc.
74 9,485
(Cost $503,008)
474,861
Industrials — 6.3%
Allegion PLC
8 1,328
AMETEK, Inc.
19 3,760
Broadridge Financial Solutions,
Inc.
10 2,281
C.H. Robinson Worldwide, Inc.
20 3,177
Carrier Global Corp.
71 3,897
CSX Corp.
164 5,799
Deere & Co.
23 10,683
Dover Corp.
11 2,038
Emerson Electric Co.
30 4,001
Fastenal Co.
82 3,313
Fortive Corp.
56 2,995
GE Aerospace
104 31,039
Illinois Tool Works, Inc.
27 6,731
JB Hunt Transport Services, Inc.
13 2,262
Johnson Controls International
PLC
109 12,678
Masco Corp.
22 1,427
Norfolk Southern Corp.
38 11,099
Otis Worldwide Corp.
66 5,864
PACCAR, Inc.
42 4,428
Pentair PLC
9 947
Rockwell Automation, Inc.
18 7,125
Southwest Airlines Co.
81 2,820
Stanley Black & Decker, Inc.
27 1,931
Union Pacific Corp.
99 22,951

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
United Parcel Service, Inc.,
Class B
120 11,495
Veralto Corp.
22 2,227
Verisk Analytics, Inc.
13 2,926
Waste Management, Inc.
29 6,318
Xylem, Inc.
39 5,486
(Cost $179,742)
183,026
Information Technology
— 28.6%
Accenture PLC, Class A
103 25,750
Adobe, Inc. *
41 13,125
Akamai Technologies, Inc. *
26 2,328
Analog Devices, Inc.
82 21,758
Apple, Inc.
985 274,667
Cisco Systems, Inc.
656 50,473
Corning, Inc.
129 10,862
Dell Technologies, Inc., Class C
27 3,600
First Solar, Inc. *
9 2,456
HP, Inc.
158 3,858
Intel Corp. *
726 29,447
Jabil, Inc.
17 3,582
Keysight Technologies, Inc. *
27 5,345
Lam Research Corp.
210 32,760
Micron Technology, Inc.
185 43,749
Microsoft Corp.
489 240,593
NetApp, Inc.
17 1,897
NXP Semiconductors NV
25 4,873
ON Semiconductor Corp. *
63 3,165
QUALCOMM, Inc.
179 30,088
Seagate Technology Holdings
PLC
36 9,961
TE Connectivity PLC
49 11,081
Western Digital Corp.
57 9,310
(Cost $713,830)
834,728
Materials — 3.6%
Air Products and Chemicals, Inc.
37 9,659
Albemarle Corp.
20 2,600
Amcor PLC
375 3,195
Avery Dennison Corp.
13 2,241
Ball Corp.
46 2,278
Dow, Inc.
106 2,528
Ecolab, Inc.
21 5,778
Freeport-McMoRan, Inc.
238 10,229
International Flavors &
Fragrances, Inc.
46 3,196
Linde PLC
78 32,005
LyondellBasell Industries NV,
Class A
47 2,303
Mosaic Co.
45 1,102
Newmont Corp.
183 16,604
PPG Industries, Inc.
37 3,701
Sherwin-Williams Co.
17 5,843
Number
of Shares Value $
Smurfit WestRock PLC
84 2,998
(Cost $112,345)
106,260
Real Estate — 3.3%
Alexandria Real Estate Equities,
Inc. REIT
27 1,449
American Tower Corp. REIT
78 14,139
AvalonBay Communities, Inc.
REIT
12 2,183
BXP, Inc. REIT
24 1,737
CoStar Group, Inc. *
68 4,678
Digital Realty Trust, Inc. REIT
54 8,646
Equinix, Inc. REIT
9 6,780
Equity Residential REIT
57 3,520
Extra Space Storage, Inc. REIT
18 2,397
Federal Realty Investment Trust
REIT
12 1,185
Healthpeak Properties, Inc. REIT
120 2,191
Host Hotels & Resorts, Inc. REIT
46 811
Kimco Realty Corp. REIT
111 2,293
Prologis, Inc. REIT
155 19,922
Regency Centers Corp. REIT
24 1,708
SBA Communications Corp.
REIT
17 3,303
Ventas, Inc. REIT
77 6,209
Welltower, Inc. REIT
52 10,827
Weyerhaeuser Co. REIT
117 2,599
(Cost $100,505)
96,577
Utilities — 1.6%
American Water Works Co., Inc.
32 4,162
CenterPoint Energy, Inc.
113 4,518
Consolidated Edison, Inc.
58 5,821
Entergy Corp.
76 7,411
Eversource Energy
61 4,098
Exelon Corp.
166 7,822
Public Service Enterprise Group,
Inc.
44 3,675
Sempra
108 10,230
(Cost $46,214)
47,737
TOTAL COMMON STOCKS
(Cost $2,756,322)
2,893,711
EXCHANGE-TRADED FUNDS
— 0.7%
State Street SPDR Portfolio S&P
500 Value ETF
15 853
Vanguard S&P 500 Value ETF
95 19,492
(Cost $19,468)
20,345

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $439)
439 439
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $1,241)
1,241 1,241
TOTAL INVESTMENTS — 99.9%
(Cost $2,777,470)
2,915,736
Other assets and liabilities,
net — 0.1%
3,116
NET ASSETS — 100.0%
2,918,852
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (b)(c)
— 439 (d) — — — 0 — 439 439
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
1,497 47,538 (47,794) — — 68 — 1,241 1,241
1,497 47,977 (47,794) — — 68 — 1,680 1,680
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $426, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPV-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,893,711 $ — $ — $ 2,893,711
Exchange-Traded Funds
20,345 — — 20,345
Short-Term Investments (a)
1,680 — — 1,680
TOTAL
$ 2,915,736 $ — $ — $ 2,915,736
(a)
See Schedule of Investments for additional detailed categorizations.